Organization, Plan of Business Operations and Liquidity (Details Textual) - USD ($)			1 Months Ended
	Feb. 07, 2017	Aug. 15, 2016	Mar. 19, 2017	Oct. 19, 2015	Apr. 20, 2017	Mar. 31, 2017	Dec. 31, 2016	Aug. 31, 2016	Dec. 31, 2015
Subsidiary, Sale of Stock [Line Items]
Partners Capital Account Units Sold In Public Offering				32,500,000
Underwriters’ overallotment option exercised				2,500,000
Gross proceeds				$ 325,000,000
Net proceeds				317,665,553
Business Acquisition, Transaction Costs				7,334,447
Expense Related to Distribution or Servicing and Underwriting Fees				11,375,000
Minimum net tangible capital				$ 5,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.01		$ 1.00		$ 1.00
Public Offering Price Per Share				$ 10.00
Conversion rights percentage				20.00%
Debt Instrument, Maturity Date, Description				180 days or less or in money market funds meeting certain conditions
Winding up process, description				Pursuant to the Company’s Amended and Restated Certificate of Incorporation, if the Company is unable to complete its initial Business Combination by October 19, 2017, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the outstanding public shares and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining holders of common stock and the Company’s board of directors, dissolve and liquidate. If the Company is unable to consummate an initial Business Combination and is forced to redeem 100% of the outstanding Public Shares for a pro rata portion of the funds held in the Trust Account, each holder will receive a full pro rata portion of the amount then in the Trust Account, plus any pro rata interest earned on the funds held in the Trust Account and not released to the Company to pay any of its franchise and income taxes (less up to $100,000 of interest to pay dissolution expenses).
Interest to pay dissolution expenses				$ 100,000
Revenue, Net				1,000,000,000
Common Stock Value Held In Non Affiliates				700,000,000
Business Combination, Acquired Receivables, Gross Contractual Amount							$ 1,500,000
Additional Loan Commitment						$ 175,000	$ 767,000
Debt Instrument, Convertible, Conversion Price							$ 10.00
Cash						$ 274,000	$ 96,000
Proceeds from Loans		$ 500,000
Notes Payable, Related Parties	$ 450,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							8,250,000		8,250,000
Canyon Holdings L.P [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions			82,100,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			6,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period			1,600,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Forfeitures			2,000,000
Cash Available to be Reclassified from Trust Account			$ 225,000,000
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Winding up process, description	Company issued notes payable to its officers and directors (or their affiliates) which totaled $450,000. These notes do not bear interest, and are repayable upon the consummation of the Companys initial merger, capital stock exchange, asset acquisition, or other similar business combination. Upon consummation of a business combination, the note holders have the option to convert up to $1,500,000 of aggregate principal balances into warrants at a price of $1.00 per warrant.
Notes Payable, Related Parties					$ 400,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from Issuance of Private Placement				$ 8,250,000
Warrants issued in private placement				8,250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.00